[LOGO] John Hancock
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       JOHN HANCOCK FUNDS

                    John Hancock Asset Allocation Portfolios

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                                            CLASS A, CLASS B AND CLASS C SHARES
                                            Allocation Growth + Value Portfolio
                                                      Allocation Core Portfolio

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Prospectus
3.1.2006

as revised 8.1.2006


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
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
JOHN HANCOCK ASSET ALLOCATION PORTFOLIOS
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
Allocation Growth + Value Portfolio                     4
Allocation Core Portfolio                               6


UNDERLYING FUNDS
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U.S. Global Leaders Growth Fund                         8
Classic Value Fund                                      9
Strategic Income Fund                                  10


YOUR ACCOUNT
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Choosing a share class                                 11
How sales charges are calculated                       11
Sales charge reductions and waivers                    12
Opening an account                                     14
Buying shares                                          15
Selling shares                                         16
Transaction policies                                   18
Dividends and account policies                         20
Additional investor services                           21


FUND DETAILS
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Business structure                                     22
Additional information about a fund-of-funds structure 23
Management biographies                                 24
Financial highlights                                   25

FOR MORE INFORMATION                              BACK COVER
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

Overview
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John Hancock Asset Allocation Portfolios
These portfolios (sometimes referred to as "funds") seek long-term growth by investing in combinations of John Hancock mutual funds on a fixed-percentage basis. The Allocation Core Portfolio also seeks income as a secondary goal. Each portfolio has its own strategy and its own risk profile.

Who may want to invest

These funds may be appropriate for investors who:

|_| have longer time horizons;
|_| want to diversify their portfolios;
|_| are investing for retirement or other goals that are many years in the future.

These funds may NOT be appropriate if you:

|_| are investing with a shorter time horizon in mind;
|_| are uncomfortable with an investment that may go up and down in value.

Risks of mutual funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

The management firm
All John Hancock asset allocation portfolios are advised by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of March 31, 2006 managed approximately $29 billion in assets.

FUND INFORMATION KEY
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Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:


[GRAPHIC] Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals

[GRAPHIC] Past performance
The fund's total return, measured year-by-year and over time

[GRAPHIC] Main risks
The major risk factors associated with the fund

[GRAPHIC] Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses

Allocation Growth + Value Portfolio

[GRAPHIC] GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this objective, the fund invests all of its assets in two other funds (the "underlying funds") advised by John Hancock Advisers, LLC. Approximately one-half of the fund's assets will be invested in each of:

|_| John Hancock U.S. Global Leaders Growth Fund, which seeks long-term growth of capital; and
|_| John Hancock Classic Value Fund, which seeks long-term growth of capital.

U.S. Global Leaders Growth Fund invests primarily in common stocks of "U.S. Global Leaders," which are U.S. companies with multinational operations that the managers believe possess the following key sustainable growth characteristics:

|_| hold leading market shares of their relevant industries that result in higher profit margins and high investment returns; and

|_| supply consumable products or services so that their revenue streams are recurring.

Classic Value Fund invests primarily in domestic equity securities of large-capitalization companies that the managers believe are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios (such as price-to-book), below market average, as defined by the Standard & Poor's 500 Index.

The investment objective, policies and risks of each of the underlying funds are discussed in more detail later in this prospectus. The actual percentage of the fund's assets that is invested in each of the underlying funds will vary from time to time due to changes in the relative net asset value per share of the underlying funds. Periodically, John Hancock Advisers, LLC will rebalance the fund's portfolio in order that each of the underlying funds represents an equal portion of the fund's net assets. In addition, the fund may hold cash, cash equivalents and U.S.government securities for cash management purposes.

The intended benefit of asset allocation is that the diversification provided by allocating assets between the underlying funds reduces volatility over the long term.

When John Hancock Advisers, LLC believes market or economic conditions are unusually unfavorable for investors, the fund may invest up to all of its assets in cash, cash equivalents or other high-quality short-term instruments. In those circumstances, the fund may not be able to achieve its investment objective.


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[GRAPHIC] PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year as of the date of this prospectus, there is no past performance to report.

[GRAPHIC] MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund is structured as a fund-of-funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds.

The underlying funds' management strategies have a significant influence on fund performance. The value of securities in the underlying funds may go down in response to overall stock market movements. Stocks tend to go up and down in value more than bonds. If an underlying fund concentrates in certain sectors, its performance could be worse than that of the overall stock market. In addition, large-capitalization stocks as a group could fall out of favor with the market, causing the underlying funds to underperform investments that focus on small- or medium-capitalization companies. Similarly, growth stocks could underperform value stocks, and vice versa.

The risks unique to each underlying fund are discussed in more detail later in this prospectus.

While there is no current intention to change the underlying funds, neither the selection of the underlying funds nor the percentage allocation to an underlying fund is a fundamental policy. Either the underlying funds or the allocation may be changed without shareholder approval.

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[GRAPHIC] YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

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Shareholder transaction expenses(1)                                     Class A          Class B          Class C
---------------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                 5.00%            none             none
---------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase
or sale price, whichever is less                                         none(2)         5.00%           1.00%
---------------------------------------------------------------------------------------------------------------------
Annual operating expenses                                               Class A          Class B         Class C
---------------------------------------------------------------------------------------------------------------------
Management fee(3)                                                        0.00%           0.00%           0.00%
---------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    0.30%           1.00%           1.00%
---------------------------------------------------------------------------------------------------------------------
Other expenses                                                           9.02%           9.02%           9.02%
---------------------------------------------------------------------------------------------------------------------
Total fund operating expenses                                            9.32%          10.02%          10.02%
---------------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)               8.69%           8.69%           8.69%
---------------------------------------------------------------------------------------------------------------------
Net fund operating expenses                                              0.63%           1.33%           1.33%
---------------------------------------------------------------------------------------------------------------------
Estimated indirect expenses of underlying funds                          0.87%           0.87%           0.87%
---------------------------------------------------------------------------------------------------------------------
Net fund operating expenses and underlying funds operating expenses      1.50%           2.20%           2.20%
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
The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

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Expenses                                                            Year 1         Year 3      Year 5      Year 10
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
Class A                                                               $645         $2,568      $4,303       $7,912
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Class B with redemption                                               $723         $2,372      $3,916       $7,156
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Class B without redemption                                            $223         $2,072      $3,716       $7,156
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Class C with redemption                                               $323         $2,356      $4,253       $8,100
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Class C without redemption                                            $223         $2,356      $4,253       $8,100
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

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."
(3) While the fund does not pay management fees directly, shareholders will indirectly bear their proportionate share of the management fees and other expenses of the underlying funds.

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FUND CODES
Class A      Ticker           JVGAX
             CUSIP            409902574
             Newspaper        --
             SEC number       811-1677
             JH fund number   93

Class B      Ticker           JVGBX
             CUSIP            409902566
             Newspaper        --
             SEC number       811-1677
             JH fund number   193

Class C      Ticker           JVGCX
             CUSIP            409902558
             Newspaper        --
             SEC number       811-1677
             JH fund number   593

Allocation Core Portfolio

[GRAPHIC] GOAL AND STRATEGY
The fund seeks long-term growth of capital, with income as a secondary goal. To pursue these objectives, the fund invests all of its assets in three other funds (the "underlying funds") advised by John Hancock Advisers, LLC. Approximately one-third of the fund's assets will be invested in each of:

|_| John Hancock U.S. Global Leaders Growth Fund, which seeks long-term growth of capital;
|_| John Hancock Classic Value Fund, which seeks long-term growth of capital;
    and
|_| John Hancock Strategic Income Fund, which seeks a high level of current income.

U.S. Global Leaders Growth Fund invests primarily in common stocks of "U.S. Global Leaders," which are U.S. companies with multinational operations that the managers believe possess the following key sustainable growth characteristics:

|_| hold leading market shares of their relevant industries that result in higher profit margins and high investment returns; and

|_| supply consumable products or services so that their revenue streams are recurring.

Classic Value Fund invests primarily in domestic equity securities of large-capitalization companies that the managers believe are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios (such as price-to-book), below market average, as defined by the Standard & Poor's 500 Index.

Strategic Income Fund invests primarily in foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, and U.S. high yield bonds.

The investment objective, policies and risks of each of the underlying funds are discussed in more detail later in this prospectus. The actual percentage of the fund's assets that is invested in each of the underlying funds will vary from time to time due to changes in the relative net asset value per share of the underlying funds. Periodically, John Hancock Advisers, LLC will rebalance the fund's portfolio in order that each of the underlying funds represents an equal portion of the fund's net assets. In addition, the fund may hold cash, cash equivalents and U.S. government securities for cash management purposes.

The intended benefit of asset allocation is that the diversification provided by allocating assets among the three underlying funds reduces volatility over the long term.

When John Hancock Advisers, LLC believes market or economic conditions are unusually unfavorable for investors, the fund may invest up to all of its assets in cash, cash equivalents or other high-quality short-term instruments. In those circumstances, the fund may not be able to achieve its investment objective.

--------------------------------------------------------------------------------
[GRAPHIC] PAST PERFORMANCE
This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year as of the date of this prospectus, there is no past performance to report.

[GRAPHIC] MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.

The fund is structured as a fund-of-funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds.

The underlying funds' management strategies have a significant influence on fund performance. With respect to U.S. Global Leaders Growth Fund and Classic Value Fund, the value of securities in the funds may go down in response to overall stock market movements. Stocks tend to go up and down in value more than bonds. If an underlying fund concentrates in certain sectors, its performance could be worse than that of the overall stock market. In addition, large-capitalization stocks as a group could fall out of favor with the market, causing these funds to underperform investments that focus on small- or medium-capitalization companies. Similarly, growth stocks could underperform value stocks, and vice versa.

With respect to Strategic Income Fund, any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity could increase volatility. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. Foreign securities carry additional risks, including unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

The risks unique to each underlying fund are discussed in more detail later in this prospectus.

While there is no current intention to change the underlying funds, neither the selection of the underlying funds nor the percentage allocation to an underlying fund is a fundamental policy. Either the underlying funds or the allocation may be changed without shareholder approval.

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[GRAPHIC] YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.


-----------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                    Class A      Class B       Class C
-----------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                                  5.00%        none         none
-----------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of
purchase or sale price, whichever is less                                 none(2)    5.00%          1.00%
-----------------------------------------------------------------------------------------------------------
Annual operating expenses                                               Class A     Class B         Class C
-----------------------------------------------------------------------------------------------------------
Management fee(3)                                                         0.00%      0.00%          0.00%
-----------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                     0.30%      1.00%          1.00%
-----------------------------------------------------------------------------------------------------------
Other expenses                                                            4.81%      4.81%          4.81%
-----------------------------------------------------------------------------------------------------------
Total fund operating expenses                                             5.11%      5.81%          5.81%
-----------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)                4.48%      4.48%          4.48%
-----------------------------------------------------------------------------------------------------------
Net fund operating expenses                                               0.63%      1.33%          1.33%
-----------------------------------------------------------------------------------------------------------
Estimated indirect expenses of underlying funds                           0.75%      0.75%          0.75%
-----------------------------------------------------------------------------------------------------------
Net fund operating expenses and underlying funds operating expenses       1.38%      2.08%          2.08%
-----------------------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

-----------------------------------------------------------------------------------------------------------
Expenses                                                            Year 1    Year 3     Year 5     Year 10
-----------------------------------------------------------------------------------------------------------
Class A                                                               $633    $1,784     $2,916     $5,664
-----------------------------------------------------------------------------------------------------------
Class B with redemption                                               $711    $1,695     $2,745     $5,282
-----------------------------------------------------------------------------------------------------------
Class B without redemption                                            $211    $1,395     $2,545     $5,282
-----------------------------------------------------------------------------------------------------------
Class C with redemption                                               $311    $1,548     $2,846     $5,918
-----------------------------------------------------------------------------------------------------------
Class C without redemption                                            $211    $1,548     $2,846     $5,918
-----------------------------------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."
(3) While the fund does not pay management fees directly, shareholders will indirectly bear their proportionate share of the management fees and other expenses of the underlying funds.

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FUND CODES
Class A      Ticker           JCRAX
             CUSIP            409902533
             Newspaper        --
             SEC number       811-1677
             JH fund number   94

Class B      Ticker           JCRBX
             CUSIP            409902525
             Newspaper        --
             SEC number       811-1677
             JH fund number   194

Class C      Ticker           JCRCX
             CUSIP            409902517
             Newspaper        --
             SEC number       811-1677
             JH fund number   594

Underlying Funds
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U.S. Global Leaders Growth Fund

[GRAPHIC] GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

|_| hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

|_| supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $81.0 million to $387.4 billion as of March 31, 2006).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

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[GRAPHIC] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries.

These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets.

To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

|_| If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

|_| In a down market, higher-risk securities could become harder to value or to sell at a fair price.

|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
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INVESTMENT ADVISER
John Hancock Advisers, LLC

SUBADVISER
Sustainable Growth Advisers, LP Responsible for day-to-day investment management Founded in 2003 Supervised by the adviser

PORTFOLIO MANAGERS
Gordon M. Marchand, CFA, CIC
Managed fund since it began in 1995

George P. Fraise
Joined fund team in 2000

Robert L. Rohn
Joined fund team in 2003

Managers share investment strategy and decisions.

See page 24 for management biographies.

Classic Value Fund
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[GRAPHIC] GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of March 31, 2006, this included companies with market values above approximately $5.6 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

|_| cheap on the basis of current price to estimated normal level of earnings; |_| current earnings below normal levels;
|_| a sound plan to restore earnings to normal;
|_| a sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks.

The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


--------------------------------------------------------------------------------
[GRAPHIC] MAIN RISKS
The fund's management strategy has a significant influence on fund performance.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money. To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

|_| In a down market, higher-risk securities could become harder to value or to sell at a fair price.

|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------
INVESTMENT ADVISER John Hancock Advisers, LLC

SUBADVISER
Pzena Investment Management, LLC
Responsible for day-to-day
investment management

Founded in 1995
Supervised by the adviser

PORTFOLIO MANAGERS
Richard S. Pzena
Managed fund since it began in 1996

John P. Goetz
Managed fund since it began in 1996

Antonio DeSpirito III
Joined fund team in 2006

Managers share investment strategy and decisions.

See page 24 for management biographies.

Strategic Income Fund
--------------------------------------------------------------------------------
[GRAPHIC] GOAL AND STRATEGY
The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

|_| foreign government and corporate debt securities from developed and emerging markets;

|_| U.S. government and agency securities;

|_| U.S. high yield bonds.

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors, such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies), and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
--------------------------------------------------------------------------------
[GRAPHIC] MAIN RISKS
The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

|_| Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

|_| If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

|_| Stock investments may go down in value due to stock market movements or negative company or industry events.

|_| In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

|_| Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------
INVESTMENT ADVISER
John Hancock Advisers, LLC

SUBADVISER
Sovereign Asset Management LLC

Responsible for day-to-day investment
management

A subsidiary of John Hancock Financial
Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS
Frederick L. Cavanaugh, Jr.
Joined fund team in 1986

Barry H. Evans, CFA
Joined fund team in 2006

Daniel S. Janis III
Joined fund team in 1999

John F. Iles
Joined fund team in 2005

Managers share investment strategy and decisions.

See page 24 for management biographies.

Your account
--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

|_| A front-end sales charge, as described at right

|_| Distribution and service (12b-1) fees of 0.30%

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

|_| No front-end sales charge; all your money goes to work for you right away

|_| Distribution and service (12b-1) fees of 1.00%

|_| A deferred sales charge, as described on the following page

|_| Automatic conversion to Class A shares after eight years, thus reducing future annual expenses

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

|_| No front-end sales charge; all your money goes to work for you right away

|_| Distribution and service (12b-1) fees of 1.00%

|_| A 1.00% contingent deferred sales charge on shares sold within one year of purchase

|_| No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment

The maximum amount you may invest in Class B shares with any single purchase request is $99,999, and the maximum amount you may invest in Class C shares with any single purchase is $999,999. Signature Services may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers below).

For estimated expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

|_| directly, by the payment of sales commissions, if any;

|_| indirectly, as a result of the funds paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the funds, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affilates that are not related to the funds.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                                 As a % of     As a % of your
Your investment            offering price*         investment
Up to $49,999                        5.00%              5.26%
$50,000 - $99,999                    4.50%              4.71%
$100,000 - $249,999                  3.50%              3.63%
$250,000 - $499,999                  2.50%              2.56%
$500,000 - $999,999                  2.00%              2.04%
$1,000,000 and over              See below

*Offering price is the net asset value per share plus any initial sales charge.

                                                                 YOUR ACCOUNT 11

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock open-end mutual funds (John Hancock funds). To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household.

This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's SAI. You may request an SAI from your broker or financial adviser, access the funds' Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. (Signature Services), the funds' transfer agent, at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge.There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million + investments
--------------------------------------------------------------------------------

                                                     CDSC on shares
Your investment                                          being sold
--------------------------------------------------------------------------------
First $1M - $4,999,999                                        1.00%
--------------------------------------------------------------------------------
Next $1 - $5M above that                                      0.50%
--------------------------------------------------------------------------------
Next $1 or more above that                                    0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

                                                     CDSC on shares
Years after purchase                                     being sold
1st year                                                      5.00%
2nd year                                                      4.00%
3rd or 4th year                                               3.00%
5th year                                                      2.00%
6th year                                                      1.00%
After 6th year                                                 none
--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                                     CDSC on shares
Years after purchase                                     being sold
1st year                                                      1.00%
After 1st year                                                 none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS
Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

|_| Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calcu- lating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

|_| Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13

12 YOUR ACCOUNT
     months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

|_| Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

|_|  to make payments through certain systematic withdrawal plans;

|_| certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs;

|_| redemptions pursuant to a fund's right to liquidate an account less than $1,000;

|_| redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock;

|_|  to make certain distributions from a retirement plan;

|_|  because of shareholder death or disability.

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative are notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

|_| selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI);

|_| financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC;

|_| fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI);

|_| individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA;

|_| individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA;

|_| participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies);

|_| participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply);

|_| certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs.

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

|_| exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details).

|_| dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details).

                                                                YOUR ACCOUNT  13

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   |_| non-retirement account: $1,000
   |_| retirement account: $500
   |_| group investments: $250
   |_| Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
   |_| there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC.

 3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

 4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

 5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership aggreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

14 YOUR ACCOUNT

-----------------------------------------------------------------------------------------------------------------------------------
Buying Shares
-----------------------------------------------------------------------------------------------------------------------------------
          Opening an account                                              Adding to an account
-----------------------------------------------------------------------------------------------------------------------------------
By check
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] |_| Make out a check for the investment amount,                 |_| Make out a check for the investment amount,
              payable to "John Hancock Signature Services, Inc."              payable to "John Hancock Signature Services,
                                                                              Inc."
          |_| Deliver the check and your completed application
              to your financial representative, or mail them to          |_| Fill out the detachable investment slip from
              Signature Services (address below).                             an account statement. If no slip is
                                                                              available, include a note specifying the fund
                                                                              name, your share class, your account number
                                                                              and the name(s) in which the account is
                                                                              registered.

                                                                          |_| Deliver the check and your investment slip or
                                                                              note to your financial representative, or
                                                                              mail them to Signature Services (address
                                                                              below).

-----------------------------------------------------------------------------------------------------------------------------------
By exchange
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] |_| Call your financial representative or Signature Services    |_| Log on to www.jhfunds.com to process
              to request an exchange.                                         exchanges between funds.

                                                                          |_| Call EASI-Line for automated service 24 hours
                                                                              a day using your touch-tone phone at
                                                                              1-800-338-8080.

                                                                          |_| Call your financial representative or
                                                                              Signature Services to request an exchange.
--------------------------------------------------------------------------------------------------------------------------------
By wire
--------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] |_| Deliver your completed application to your financial        |_| Obtain wiring instructions by calling
              representative, or mail it to Signature Services.               Signature Services at 1-800-225-5291.

          |_| Obtain your account number by calling your financial        |_| Instruct your bank to wire the amount of your
              representative or Signature Services.                           investment.

          |_| Obtain wiring instructions by calling Signature Services    Specify the fund name, your choice of share class,
              at 1-800-225-5291.                                          your account number and the name(s) in which the
                                                                          account is registered. Your bank may charge a fee to
          |_| Instruct your bank to wire the amount of your investment.   wire funds.

          Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is
          registered. Your bank may charge a fee to wire funds.
--------------------------------------------------------------------------------------------------------------------------------
By Internet
--------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] See "By exchange" and "By wire."                                |_| Verify that your bank or credit union is a
                                                                              member of the Automated Clearing House (ACH)
                                                                              system.

                                                                          |_| Complete the "Bank Information" section on
                                                                              your account application.

                                                                          |_| Log on to www.jhfunds.com to initiate
                                                                              purchases using your authorized bank account.


--------------------------------------------------------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] See "By exchange" and "By wire."                                |_| Verify that your bank or credit union is a
                                                                              member of the Automated Clearing House (ACH)
                                                                              system.

                                                                          |_| Complete the "Bank Information" section on
                                                                              your account application.

                                                                          |_| Call EASI-Line for automated service 24 hours
                                                                              a day using your touch-tone phone at
                                                                              1-800-338-8080.

                                                                          |_| Call your financial representative or call
                                                                              Signature Services between 8 A.M. and 7 P.M.
                                                                              Eastern Time on most business days.
--------------------------------------------------------------------------------------------------------------------------------

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

--------------------------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
--------------------------------------------------------------------------------

                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------------------------------------------------------
Selling Shares
--------------------------------------------------------------------------------------------------------------------------------
                                                                          To sell some or all of your shares
--------------------------------------------------------------------------------------------------------------------------------
By letter
--------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] |_| Accounts of any type.                                       |_| Write a letter of instruction or complete a
                                                                              stock power indicating the fund name, your
          |_| Sales of any amount.                                            share class, your account number, the name(s)
                                                                              in which the account is registered and the
                                                                              dollar value or number of shares you wish to
                                                                              sell.

                                                                          |_| Include all signatures and any additional
                                                                              documents that may be required (see next
                                                                              page).

                                                                          |_| Mail the materials to Signature Services.

                                                                          |_| A check will be mailed to the name(s) and
                                                                              address in which the account is registered,
                                                                              or otherwise according to your letter of
                                                                              instruction.
--------------------------------------------------------------------------------------------------------------------------------
By Internet
--------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] |_| Most accounts.                                              |_| Log on to www.jhfunds.com to initiate redemptions
                                                                              from your funds.
          |_| Sales of up to $100,000.
--------------------------------------------------------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] |_| Most accounts.                                              |_| Call EASI-Line for automated service 24 hours
                                                                              a day using your touch-tone phone at
          |_| Sales of up to $100,000.                                        1-800-338-8080.

                                                                          |_| Call your financial representative or call
                                                                              Signature Services between 8 A.M. and 7 P.M.
                                                                              Eastern Time on most business days.
--------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
--------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] |_| Requests by letter to sell any amount.                      |_| To verify that the Internet or telephone
                                                                              redemption privilege is in place on an
          |_| Requests by Internet or phone to sell up to $100,000.           account or to request the form to add it to
                                                                              an existing account, call Signature Services.

                                                                          |_| Amounts of $1,000 or more will be wired on
                                                                              the next business day. A $4 fee will be
                                                                              deducted from your account.

                                                                          |_| Amounts of less than $1,000 may be sent by
                                                                              EFT or by check. Funds from EFT transactions
                                                                              are generally available by the second
                                                                              business day. Your bank may charge a fee for
                                                                              this service.
--------------------------------------------------------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] |_| Accounts of any type.                                       |_| Obtain a current prospectus for the fund into
                                                                              which you are exchanging by Internet or by
          |_| Sales of any amount.                                            calling your financial representative or
                                                                              Signature Services.

                                                                          |_| Log on to www.jhfunds.com to process
                                                                              exchanges between your funds.

                                                                          |_| Call EASI-Line for automated service 24 hours
                                                                              a day using your touch-tone phone at
                                                                              1-800-338-8080.

                                                                          |_| Call your financial representative or
                                                                              Signature Services to request an exchange.

                                                                          To sell shares through a systematic withdrawal plan,
                                                                          see "Additional investor services."


16 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

|_|  your address of record has changed within the past 30 days;

|_| you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

|_| you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

-----------------------------------------------------------------------------------------------------------------------------------
Seller                                                                    Requirements for written requests         [GRAPHIC]
-----------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial              |_| Letter of instruction.
accounts for minors).
                                                                          |_| On the letter, the signatures of all persons
                                                                              authorized to sign for the account, exactly as the
                                                                              account is registered.

                                                                          |_| Medallion signature guarantee if applicable (see
                                                                              above).
-----------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or              |_| Letter of instruction.
association accounts.
                                                                          |_| Corporate business/organization resolution,
                                                                              certified within the past 12 months, or a John
                                                                              Hancock Funds business/organization certification
                                                                              form.

                                                                          |_| On the letter and the resolution, the signature of
                                                                              the person(s) authorized to sign for the account.

                                                                          |_| Medallion signature guarantee if applicable (see
                                                                              above).
-----------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                                     |_| Letter of instruction.

                                                                          |_| On the letter, the signature(s) of the
                                                                              trustee(s).

                                                                          |_| Copy of the trust document certified within
                                                                              the past 12 months or a John Hancock Funds
                                                                              trust certification form.

                                                                          |_| Medallion signature guarantee if applicable
                                                                              (see above).
-----------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with a             |_| Letter of instruction signed by surviving
deceased co-tenant(s).                                                        tenant.

                                                                          |_| Copy of death certificate.

                                                                          |_| Medallion signature guarantee if applicable
                                                                              (see above).

                                                                          |_| Inheritance tax waiver (if applicable).
--------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                         |_| Letter of instruction signed by executor.

                                                                          |_| Copy of order appointing executor, certified
                                                                              within the past 12 months.

                                                                          |_| Medallion signature guarantee if applicable
                                                                              (see above).

                                                                          |_| Inheritance tax waiver (if applicable).
--------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers or account      |_| Call 1-800-225-5291 for instructions.
types not listed above.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
--------------------------------------------------------------------------------

                                                                 YOUR ACCOUNT 17

--------------------------------------------------------------------------------
TRANSACTION POLICIES
Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The NAV for each fund is calculated based on the NAVs of the underlying funds in which it invests. Each underlying fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, an underlying fund will use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by an underlying fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods, the underlying funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The underlying funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds and underlying funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order, even if the transaction is not subject to the specific "Limitation on exchange activity" described below, if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the

18 YOUR ACCOUNT
funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account-holder level or the underlying shareholder level.

Exchange limitation policies The funds' board of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of a fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

|_| A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under "Valuation of shares" entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

|_| A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open

                                                                 YOUR ACCOUNT 19
your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares The funds do not issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES
Account statements In general, you will receive account statements as follows:

|_| after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance;

|_|  after any changes of name or address of the registered owner(s);

|_|  in all other circumstances, every quarter.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. The funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

20 YOUR ACCOUNT

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

|_|  Complete the appropriate parts of your account application.

|_| If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

|_|  Make sure you have at least $5,000 worth of shares in your account.

|_| Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

|_| Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

|_| Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

|_| Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The funds' portfolio securities disclosure policy can be found in each fund's SAI and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one-month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

                                                                 YOUR ACCOUNT 21

Fund details
--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the funds and the underlying funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the funds and the underlying funds (other than Strategic Income
Fund) have the power to change these funds' respective investment goals without shareholder approval.

The trustees of U.S. Global Leaders Growth Fund have the power to change the focus of the fund's policy of normally investing at least 80% of its assets in "U.S. Global Leaders" without shareholder approval. The U.S.Global Leaders Growth Fund will provide written notice to shareholders at least 60 days prior to a change in this policy.

Management fees The funds do not pay management fees directly. Each fund, as a shareholder in the underlying John Hancock Funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. The management fees paid to the investment adviser by the underlying funds last fiscal year are as follows:

-------------------------------------------------------------------------------
Fund                                                       % of net assets
-------------------------------------------------------------------------------
Classic Value                                                   0.80%*
Strategic Income                                                0.36%
U.S. Global Leaders Growth                                      0.71%*
*After expense reimbursement.

A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual report to shareholders dated December 31, 2005.


                                                      ---------------

                                                       Shareholders  ---------------------------|
                                                                                                |
                                                      ---------------                           |
                                                             |                                  |
         --                             ---------------------------------------------           |
       |                                                                                        |
       |                                       Financial services firms and                     |
       |                                           their representatives                        |
       |                                                                                        |
       |                          |---  Advise current and prospective shareholders  -----------|
       |      Distribution and    |       on their fund investments, often in the               |
       |    shareholder services  |        context of an overall financial plan.                |
       |                          |                                                             |
       |                          |     ---------------------------------------------           |
       |                          |                                                             |
       |    -------------------------------------------                  ---------------------------------------------------
       |
       |                Principal distributor                                                Transfer agent
       |
       |               John Hancock Funds, LLC                                   John Hancock Signature Services, Inc.
       |
       |      Markets the funds and distributes shares                     Handles shareholder services, including record-
       |    through selling brokers, financial planners                   keeping and statements, distribution of dividends
       |        and other financial representatives.                           and processing of buy and sell requests.
       |
        --    -------------------------------------------                  ---------------------------------------------------
                                   |-------------------------------------------------------------|
                                                                     |
--------------------------------     ------------------------------- |   -------------------------------------             --
                                                                     |                                                       |
          Subadvisers                                                |                 Custodian                             |
                                            Investment adviser       |                                                       |
Pzena Investment Management, LLC                                     |           The Bank of New York                        |
   120 West 45th Street                  John Hancock Advisers, LLC  |              One Wall Street                  Asset   |
   New York, NY 10036                       601 Congress Street      |             New York, NY 10286                        |
                                          Boston, MA 02210-2805      |                                            management |
Sovereign Asset Management LLC                                       |    Holds the funds' assets, settles all               |
   101 Huntington Avenue             Manages the funds' business and |   portfolio trades and collects most of               |
   Boston, MA 02199                       investment activities.     |      the valuation data required for                  |
                                                                     |        calculating each fund's NAV.                   |
                                     ------------------------------- |   -------------------------------------               |
Sustainable Growth Advisers, LP                                      |                                                     --
   3 Stamford Plaza                                                  |
 301 Tresser Blvd., Suite 1310                                       |
   Stamford, CT 06901                            |-------------------|--------------------|
                                                         ------------------------------
Provide portfolio management to
certain underlying funds                                           Trustees
--------------------------------
                                                          Oversee the funds' activities.
                                                         ------------------------------



22 FUND DETAILS

BUSINESS STRUCTURE
--------------------------------------------------------------------------------
Subadvisers to the underlying funds Pzena Investment Management, LLC ("PIM") subadvises Classic Value Fund and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, managing principal, chief executive officer and co-chief investment officer. PIM provides investment advisory services to individual and institutional investors and, as of March 31, 2006, had total assets under management of approximately $19.75 billion.

Sovereign Asset Management LLC ("Sovereign") subadvises Strategic Income Fund. Sovereign was founded in 1979 and provides investment advisory services to individual and institutional investors. Sovereign is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of March 31, 2006, had total assets under management of approximately $25 billion.

Sustainable Growth Advisers, LP ("SGA") subadvises U.S. Global Leaders
Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George Fraise, Gordon Marchand and Robert L. Rohn each own 24% of SGA. Total assets under management by SGA principals as of March 31, 2006 were approximately $2.8 billion.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT A
FUND-OF-FUNDS STRUCTURE

The funds invest in a combination of John Hancock mutual funds (the "underlying funds") on a fixed-percentage basis. The principal investment policies and risks of the various underlying funds are described in the section of this prospectus called "Underlying Funds."

Each fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the funds entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will pay operating expenses of both the fund and the underlying funds.

In addition, the underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions, as well as rebalancing of a fund's portfolio, may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from a fund's transactions in shares of the underlying funds.

                                                                 FUND DETAILS 23

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the underlying funds, including a brief summary of their business careers over the past five years. The SAI for each fund includes additional information about the underlying funds' portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Frederick L. Cavanaugh, Jr.
-------------------------------------
Senior vice president, Sovereign Asset
  Management LLC
 Joined subadviser in 2005
 Senior vice president, John Hancock
  Advisers, LLC (1986-2005)
Began business career in 1975

Antonio DeSpirito III
-------------------------------------
Principal and portfolio manager, Pzena
 Investment Management, LLC
Joined subadviser in 1996
Began business career in 1993

Barry H. Evans, CFA
-------------------------------------
Senior vice president, chief fixed-income officer and chief operating officer,
 Sovereign Asset Management LLC
Joined subadviser in 2005
Senior vice president, chief fixed-income officer and chief operating officer,
 John Hancock Advisers, LLC (1986-2005)
Began business career in 1986

George P. Fraise
-------------------------------------
Principal, Sustainable Growth Advisers, LP
Joined subadviser in 2003
Executive vice president, Yeager, Wood &
 Marshall, Inc. (2000-2003)
Began business career in 1987

John P. Goetz
-------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005), Pzena
 Investment Management, LLC
Director of Research, Pzena Investment
 Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979

John F. Iles
-------------------------------------
Vice president, Sovereign Asset
 Management LLC
Joined subadviser in 2005
Vice president, John Hancock
 Advisers, LLC (1999-2005)
Began business career in 1984

Daniel S. Janis III
-------------------------------------
Vice president, Sovereign Asset
 Management LLC
Joined subadviser in 2005
Vice president, John Hancock
 Advisers, LLC (1999-2005)
Began business career in 1984

Gordon M.Marchand, CFA, CIC
-------------------------------------
Principal, Sustainable Growth Advisers, LP
Joined subadviser in 2003
Chief financial and operating officer, Yeager,
 Wood & Marshall, Inc. (1984-2003)
Began business career in 1977

Richard S. Pzena
-------------------------------------
Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment
 Management, LLC
 Began business career in 1980

Robert L. Rohn
-------------------------------------
Principal, Sustainable Growth Advisers, LP
Joined subadviser in 2003
Chairman and chief executive officer,
 W.P. Stewart, Inc. (1991-2003)
Began business career in 1983

24 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Allocation Growth + Value Portfolio
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                                                      12-31-05(1)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                               $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2,3)                                                                           0.11
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                      0.20
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                     0.31
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                          (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                     $10.26
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4)(%)                                                                                   3.13(5,6)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                $2
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(7)(%)                                                        0.63(8)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7,9)(%)                                             9.32(8)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(%)                                              3.86(8)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover(%)                                                                                   1
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES PERIOD ENDED                                                                      12-31-05(1)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                               $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2,3)                                                                           0.02
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                      0.27
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                     0.29
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                          (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                     $10.26
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4)(%)                                                                                   2.93(5,6)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                --(10)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(7)(%)                                                        1.33(8)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7,9)(%)                                            10.02(8)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(%)                                              0.63(8)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                  1
-----------------------------------------------------------------------------------------------------------------------------------



                                                                 FUND DETAILS 25

CLASS C SHARES PERIOD ENDED                                                                      12-31-05(1)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                               $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2,3)                                                                           0.06
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                      0.23
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                     0.29
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                          (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                     $10.26
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4)(%)                                                                                   2.93(5,6)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                $1
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(7)(%)                                                        1.33(8)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7,9)(%)                                            10.02(8)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(%)                                              2.17(8)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                  1
-----------------------------------------------------------------------------------------------------------------------------------

(1) Beginning of operations from 9-19-05 through 12-31-05.
(2) Based on the average of the shares outstanding.
(3) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) Total return would have been lower had certain expenses not been reduced during the period shown.
(7) Does not include expenses of the underlying funds in which the Fund invests. The estimated annual expense ratio of the underlying funds was 0.87%.
(8) Annualized.
(9) Does not take into consideration expense reductions during the period shown.
(10) Less than $500,000.

26 FUND DETAILS

Allocation Core Portfolio
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED                                                                      12-31-05(1)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                               $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2,3)                                                                           0.23
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                                     (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                     0.15
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                          (0.11)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                     $10.04
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4)(%)                                                                                   1.46(5,6)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                $3
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(7)(%)                                                        0.63(8)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7,9)(%)                                             5.11(8)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(%)                                              8.19(8)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover(%)                                                                                  1
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES PERIOD ENDED                                                                      12-31-05(1)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                               $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2,3)                                                                           0.12
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                                      0.01
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                     0.13
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                          (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                     $10.04
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4)(%)                                                                                   1.26(5,6)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                $1
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(7)(%)                                                        1.33(8)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7,9)(%)                                             5.81(8)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(%)                                              4.43(8)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover(%)                                                                                   1
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES PERIOD ENDED                                                                      12-31-05(1)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                               $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2,3)                                                                           0.16
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                                     (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                     0.13
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                          (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                     $10.04
-----------------------------------------------------------------------------------------------------------------------------------
Total return(4)(%)                                                                                   1.26(5,6)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                                $1
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(7)(%)                                                        1.33(8)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7,9) (%)                                            5.81(8)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                                             5.76(8)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                  1
-----------------------------------------------------------------------------------------------------------------------------------

(1) Beginning of operations from 9-19-05 through 12-31-05.
(2) Based on the average of the shares outstanding.
(3) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) Total return would have been lower had certain expenses not been reduced during the period shown.
(7) Does not include expenses of the underlying funds in which the Fund invests. The estimated annual expense ratio of the underlying funds was 0.75%.
(8) Annualized.
(9) Does not take into consideration expense reductions during the period shown.

                                                                 FUND DETAILS 27

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock asset allocation portfolios:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2006 JOHN HANCOCK FUNDS, LLC        AA0PN   8/06

[LOGO] John Hancock

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

------------------------------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
------------------------------------------------------

[JOHN HANCOCK(R) LOGO]
----------------------
  JOHN HANCOCK FUNDS

                                        John Hancock Asset Allocation Portfolios

                                                              CLASS R SHARES

                                         Allocation Growth + Value Portfolio

                                                   Allocation Core Portfolio

--------------------------------------------------------------------------------

Prospectus

3.1.2006

as revised 8.1.2006

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

     JOHN HANCOCK ASSET ALLOCATION PORTFOLIOS -- CLASS R SHARES
     ---------------------------------------------------------------------------
     Allocation Growth + Value Portfolio                                       4
     Allocation Core Portfolio                                                 6

     UNDERLYING FUNDS
     ---------------------------------------------------------------------------
     U.S. Global Leaders Growth Fund                                           8
     Classic Value Fund                                                        9
     Strategic Income Fund                                                    10

     YOUR ACCOUNT
     ---------------------------------------------------------------------------
     Who can buy Class R shares                                               11
     Class R shares cost structure                                            11
     Opening an account                                                       11
     Information for plan participants                                        12
     Buying shares                                                            13
     Selling shares                                                           14
     Transaction policies                                                     16
     Dividends and account policies                                           18
     Additional investor services                                             18

     FUND DETAILS
     ---------------------------------------------------------------------------
     Business structure                                                       19
     Additional information about a fund-of-funds structure                   20
     Management biographies                                                   21
     Financial highlights                                                     22

     FOR MORE INFORMATION                                             BACK COVER

Overview
--------------------------------------------------------------------------------

John Hancock Asset Allocation Portfolios -- Class R shares

These portfolios (sometimes referred to as "funds") seek long-term growth by investing in combinations of certain John Hancock mutual funds on a fixed percentage basis. The Allocation Core Portfolio also seeks income as a secondary goal. Each portfolio has its own strategy and its own risk profile.

Who may want to invest

These funds may be appropriate for investors who:

o     have longer time horizons;

o     want to diversify their portfolios;

o are investing for retirement or other goals that are many years in the future.

These funds may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind;

o     are uncomfortable with an investment that may go up and down in value.

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm

All John Hancock asset allocation portfolios are advised by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of March 31, 2006, managed approximately $29 billion in assets.

FUND INFORMATION KEY
--------------------------------------------------------------------------------

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[LOGO]

Goal and strategy

The fund's particular investment goals and the strategies it intends to use in pursuing those goals

[LOGO]

Past performance

The fund's total return, measured year-by-year and over time

[LOGO]

Main risks

The major risk factors associated with the fund

[LOGO]

Your expenses

The overall costs borne by an investor in the fund, including sales charges and annual expenses

Allocation Growth + Value Portfolio

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this objective, the fund invests all of its assets in two other funds (the "underlying funds") advised by John Hancock Advisers, LLC. Approximately one-half of the fund's assets will be invested in each of:

o John Hancock U.S. Global Leaders Growth Fund, which seeks long-term growth of capital; and

o     John Hancock Classic Value Fund, which seeks long-term growth of capital.

U.S. Global Leaders Growth Fund invests primarily in common stocks of "U.S. Global Leaders," which are U.S. companies with multinational operations that the managers believe possess the following key sustainable growth characteristics:

o hold leading market shares of their relevant industries that result in higher profit margins and high investment returns; and

o supply consumable products or services so that their revenue streams are recurring.

Classic Value Fund invests primarily in domestic equity securities of large-capitalization companies that the managers believe are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios (such as price-to-book) below market average, as defined by the Standard & Poor's 500 Index.

The investment objective, policies and risks of each of the underlying funds are discussed in more detail later in this prospectus. The actual percentage of the fund's assets that is invested in each of the underlying funds will vary from time to time due to changes in the relative net asset value per share of the underlying funds. Periodically, John Hancock Advisers, LLC will rebalance the fund's portfolio in order that each of the underlying funds represents an equal portion of the fund's net assets. In addition, the fund may hold cash, cash equivalents and U.S. government securities for cash management purposes.

The intended benefit of asset allocation is that the diversification provided by allocating assets between the underlying funds reduces volatility over the long term.

When John Hancock Advisers, LLC believes market or economic conditions are unusually unfavorable for investors, the fund may invest up to all of its assets in cash, cash equivalents or other high-quality short-term instruments. In those circumstances, the fund may not be able to achieve its investment objective.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year as of the date of this prospectus, there is no past performance to report.

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund is structured as a fund-of-funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds.

The underlying funds' management strategies have a significant influence on fund performance. The value of securities in the underlying funds may go down in response to overall stock market movements. Stocks tend to go up and down in value more than bonds. If an underlying fund concentrates in certain sectors, its performance could be worse than that of the overall stock market. In addition, large-capitalization stocks as a group could fall out of favor with the market, causing the underlying funds to underperform investments that focus on small- or medium-capitalization companies. Similarly, growth stocks could underperform value stocks, and vice versa.

The risks unique to each underlying fund are discussed in more detail later in this prospectus.

While there is no current intention to change the underlying funds, neither the selection of the underlying funds nor the percentage allocation to an underlying fund is a fundamental policy. Either the underlying funds or the allocation may be changed without shareholder approval.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee(1)                                                         0.00%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                     0.50%
--------------------------------------------------------------------------------
Service plan fee                                                          0.25%
--------------------------------------------------------------------------------
Other expenses                                                            9.02%
--------------------------------------------------------------------------------
Total fund operating expenses                                             9.77%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)                8.69%
--------------------------------------------------------------------------------
Net fund operating expenses                                               1.08%
--------------------------------------------------------------------------------
Estimated indirect expenses of underlying funds                           0.87%
--------------------------------------------------------------------------------
Net fund operating expenses and underlying funds operating expenses       1.95%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                    Year 1    Year 3    Year 5   Year 10
--------------------------------------------------------------------------------
Class R                                      $ 198   $ 2,292   $ 4,165   $ 7,996

(1) While the fund does not pay management fees directly, shareholders will indirectly bear their proportionate share of the management fees and other expenses of the underlying funds.

--------------------------------------------------------------------------------

FUND CODES

Class R    Ticker             --
           CUSIP              409902541
           Newspaper          --
           SEC number         811-1677
           JH fund number     693

Allocation Core Portfolio

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital, with income as a secondary goal. To pursue these objectives, the fund invests all of its assets in three other funds (the "underlying funds") advised by John Hancock Advisers, LLC. Approximately one-third of the fund's assets will be invested in each of:

o John Hancock U.S. Global Leaders Growth Fund, which seeks long-term growth of capital;

o     John Hancock Classic Value Fund, which seeks long-term growth of capital;
      and

o John Hancock Strategic Income Fund, which seeks a high level of current income.

U.S. Global Leaders Growth Fund invests primarily in common stocks of "U.S. Global Leaders," which are U.S. companies with multinational operations that the managers believe possess the following key sustainable growth characteristics:

o hold leading market shares of their relevant industries that result in higher profit margins and high investment returns; and

o supply consumable products or services so that their revenue streams are recurring.

Classic Value Fund invests primarily in domestic equity securities of large-capitalization companies that the managers believe are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios (such as price-to-book) below market average, as defined by the Standard & Poor's 500 Index.

Strategic Income Fund invests primarily in foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, and U.S. high yield bonds.

The investment objective, policies and risks of each of the underlying funds are discussed in more detail later in this prospectus. The actual percentage of the fund's assets that is invested in each of the underlying funds will vary from time to time due to changes in the relative net asset value per share of the underlying funds. Periodically, John Hancock Advisers, LLC will rebalance the fund's portfolio in order that each of the underlying funds represents an equal portion of the fund's net assets. In addition, the fund may hold cash, cash equivalents and U.S. government securities for cash management purposes.

The intended benefit of asset allocation is that the diversification provided by allocating assets among the three underlying funds reduces volatility over the long term.

When John Hancock Advisers, LLC believes market or economic conditions are unusually unfavorable for investors, the fund may invest up to all of its assets in cash, cash equivalents or other high-quality short-term instruments. In those circumstances, the fund may not be able to achieve its investment objective.

--------------------------------------------------------------------------------

[LOGO]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year as of the date of this prospectus, there is no past performance to report.

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund is structured as a fund-of-funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds.

The underlying funds' management strategies have a significant influence on fund performance. With respect to U.S. Global Leaders Growth Fund and Classic Value Fund, the value of securities in the funds may go down in response to overall stock market movements. Stocks tend to go up and down in value more than bonds. If an underlying fund concentrates in certain sectors, its performance could be worse than that of the overall stock market. In addition, large-capitalization stocks as a group could fall out of favor with the market, causing these funds to underper-form investments that focus on small- or medium-capitalization companies. Similarly, growth stocks could underperform value stocks, and vice versa.

With respect to Strategic Income Fund, any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity could increase volatility. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. Foreign securities carry additional risks, including unfavorable currency exchange rates, inadequate or inaccurate financial information, and social or political instability.

The risks unique to each underlying fund are discussed in more detail later in this prospectus.

While there is no current intention to change the underlying funds, neither the selection of the underlying funds nor the percentage allocation to an underlying fund is a fundamental policy. Either the underlying funds or the allocation may be changed without shareholder approval.

--------------------------------------------------------------------------------

[LOGO]

YOUR EXPENSES

Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee(1)                                                         0.00%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                     0.50%
--------------------------------------------------------------------------------
Service plan fee                                                          0.25%
--------------------------------------------------------------------------------
Other expenses                                                            4.81%
--------------------------------------------------------------------------------
Total fund operating expenses                                             5.56%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 4-30-07)                4.48%
--------------------------------------------------------------------------------
Net fund operating expenses                                               1.08%
--------------------------------------------------------------------------------
Estimated indirect expenses of underlying funds                           0.75%
--------------------------------------------------------------------------------
Net fund operating expenses and underlying funds operating expenses       1.83%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through April 30, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class R                                        $186    $1,478   $2,739   $5,750

(1) While the fund does not pay management fees directly, shareholders will indirectly bear their proportionate share of the management fees and other expenses of the underlying funds.

--------------------------------------------------------------------------------

FUND CODES

Class R    Ticker             --
           CUSIP              409902491
           Newspaper          --
           SEC number         811-1677
           JH fund number     694

Underlying Funds

--------------------------------------------------------------------------------

U.S. Global Leaders Growth Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

o hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

o supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $81.0 million to $387.4 billion as of March 31, 2006).

The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries.

These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets.

To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------

INVESTMENT ADVISER

John Hancock Advisers, LLC

SUBADVISER

Sustainable Growth Advisers, LP

Responsible for day-to-day investment management

Founded in 2003

Supervised by the adviser

PORTFOLIO MANAGERS

Gordon M. Marchand, CFA, CIC
Managed fund since it began in 1995

George P. Fraise
Joined fund team in 2000

Robert L. Rohn
Joined fund team in 2003

Managers share investment strategy and decisions.

See page 21 for management biographies.

--------------------------------------------------------------------------------

Classic Value Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of March 31, 2006, this included companies with market values above approximately $5.6 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

o     cheap on the basis of current price to estimated normal level of earnings;

o     current earnings below normal levels;

o     a sound plan to restore earnings to normal;

o     a sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks.

The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The fund's management strategy has a significant influence on fund performance.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

--------------------------------------------------------------------------------

INVESTMENT ADVISER

John Hancock Advisers, LLC

SUBADVISER

Pzena Investment Management, LLC

Responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

PORTFOLIO MANAGERS

Richard S. Pzena
Managed fund since it began in 1996

John P. Goetz
Managed fund since it began in 1996

Antonio DeSpirito III
Joined fund team in 2005

Managers share investment strategy and decisions.

See page 21 for management biographies.

--------------------------------------------------------------------------------

Strategic Income Fund

[LOGO]

GOAL AND STRATEGY

The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets;

o     U.S. government and agency securities;

o     U.S. high yield bonds.

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors, such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies), and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------

[LOGO]

MAIN RISKS

The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

--------------------------------------------------------------------------------

INVESTMENT ADVISER

John Hancock Advisers, LLC

SUBADVISER

Sovereign Asset Management LLC

Responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1979

Supervised by the adviser

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
Joined fund team in 1986

Barry H. Evans, CFA
Joined fund team in 2006

Daniel S. Janis III
Joined fund team in 1999

John F. Iles
Joined fund team in 2005

Managers share investment strategy and decisions.

See page 21 for management biographies.

Your account

--------------------------------------------------------------------------------

WHO CAN BUY CLASS R SHARES

Class R shares are available to certain types of investors, as noted below:

o 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

o The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R shares in certain investment products or programs.

o Class R shares are available only to retirement plans where Class R shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm).

o Rollover individual retirement accounts are available for participants whose plans are already invested in John Hancock Class R shares.

Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

--------------------------------------------------------------------------------

CLASS R SHARES COST STRUCTURE

Class R shares are offered without any front-end or contingent deferred sales charges.

Class R shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

o     directly, by the payment of sales commissions, if any;

o     indirectly, as a result of the funds paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds' shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the funds, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.

--------------------------------------------------------------------------------

OPENING AN ACCOUNT

1     Read this prospectus carefully.

2     Determine if you are eligible, referring to "Who can buy Class R shares."

3 Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial service firm authorized to sell Class R shares of the funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from its financial representative, plan administrator or by calling John Hancock Signature Services, Inc. (Signature Services), the funds' transfer agent, at 1-888-972-8696.

                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------

INFORMATION FOR PLAN PARTICIPANTS

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the funds.

12 YOUR ACCOUNT

FOR IRA ROLLOVER ACCOUNTS ONLY

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

        Opening an account                                       Adding to an account
-------------------------------------------------------------------------------------------------------------------------------
By check
-------------------------------------------------------------------------------------------------------------------------------
[LOGO]  o    Make out a check for the investment amount,         o     Make out a check for the investment amount, payable to
             payable to "John Hancock Signature Services, Inc."        "John Hancock Signature Services, Inc."

        o    Deliver the check and your completed application    o     Fill out the detachable investment slip from an
             to your financial representative, or mail them            account statement. If no slip is available, include
             to Signature Services (address below).                    a note specifying the fund name(s), your share class,
                                                                       your account number and the name(s) in which the account
                                                                       is registered.

                                                                 o     Deliver the check and investment slip or note to your
                                                                       financial representative, or mail them to Signature
                                                                       Services (address below).

-------------------------------------------------------------------------------------------------------------------------------
By exchange
-------------------------------------------------------------------------------------------------------------------------------
[LOGO]  o    Call your financial representative or Signature     o     Call your financial representative or Signature
             Services to request an exchange.                          Services to request an exchange.

        o    You may only exchange Class R shares for other      o     You may only exchange Class R shares for other Class R
             Class R shares or Money Market Fund Class A               shares or Money Market Fund Class A shares.
             shares.

-------------------------------------------------------------------------------------------------------------------------------
By wire
-------------------------------------------------------------------------------------------------------------------------------
[LOGO]  o    Deliver your completed application to your          o     Obtain wiring instructions by calling Signature
             financial representative or mail it to Signature          Services at 1-888-972-8696.
             Services.
                                                                 o     Instruct your bank to wire the amount of your
        o    Obtain your account number by calling your                investment.
             financial representative or Signature Services.
                                                                 Specify the fund name(s), your share class, your
        o    Obtain wiring instructions by calling Signature     account number and the name(s) in which the account is
             Services at 1-888-972-8696.                         registered. Your bank may charge a fee to wire funds.

        o Instruct your bank to wire the amount of your investment.

        Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

-------------------------------------------------------------------------------------------------------------------------------
By phone
-------------------------------------------------------------------------------------------------------------------------------
[LOGO]  See "By exchange" and "By wire."                         o     Verify that your bank or credit union is a member of
                                                                       the Automated Clearing House (ACH) system.

                                                                 o     Complete the "To Purchase, Exchange or Redeem Shares
                                                                       via Telephone" and "Bank Information" sections on your
                                                                       account application.

                                                                 o     Call Signature Services to verify that these features
                                                                       are in place on your account.

                                                                 o     Call your financial representative or Signature
                                                                       Services with the fund name(s), your share class, your
                                                                       account number, the name(s) in which the account is
                                                                       registered and the amount of your investment.

--------------------------------------------------------------------------------

Address:

  John Hancock Signature Services, Inc.
  1 John Hancock Way, Suite 1001
  Boston, MA 02217-1001

  Phone Number: 1-888-972-8696

--------------------------------------------------------------------------------

                                                                 YOUR ACCOUNT 13

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

                                                                 To sell some or all of your shares
-------------------------------------------------------------------------------------------------------------------------------
By letter
-------------------------------------------------------------------------------------------------------------------------------
[LOGO]  o    Sales of any amount.                                o     Write a letter of instruction indicating the fund
                                                                       name, your account number, your share class, the
        o    Certain requests will require a Medallion                 name(s) in which the account is registered and the
             signature guarantee. Please refer to "Selling             dollar value or number of shares you wish to sell.
             shares in writing" (see next page).
                                                                 o     Include all signatures and any additional documents
                                                                       that may be required (see next page).

                                                                 o      Mail the materials to Signature Services.

                                                                 o     A check or wire will be sent according to your letter
                                                                       of instruction.

-------------------------------------------------------------------------------------------------------------------------------
By phone
-------------------------------------------------------------------------------------------------------------------------------
[LOGO]  o    Sales of up to $100,000.                            o     To place your request with a representative at John
                                                                       Hancock Funds, call Signature Services between 8:30
                                                                       A.M. and 5:00 P.M. Eastern Time on most business days
                                                                       or your financial representative.

                                                                 o     Redemption proceeds of up to $100,000 may be sent by
                                                                       wire or by check. A check will be mailed to the exact
                                                                       name(s) and address on the account. Redemption proceeds
                                                                       exceeding $100,000 must be wired to your designated
                                                                       bank account.

-------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
-------------------------------------------------------------------------------------------------------------------------------
[LOGO]  o    Requests by letter to sell any amount.              o     To verify that the telephone redemption privilege is in
                                                                       place on an account or to request the forms to add it
        o    Requests by phone to sell up to $100,000                  to an existing account call Signature Services.
             (accounts with telephone redemption privileges).
                                                                 o     Amounts of $5 million or more will be wired on the next
                                                                       business day.

                                                                 o     Amounts up to $100,000 may be sent by EFT or by
                                                                       check. Funds from EFT transactions are generally
                                                                       available by the second business day. Your bank may
                                                                       charge a fee for this service.

-------------------------------------------------------------------------------------------------------------------------------
By exchange
-------------------------------------------------------------------------------------------------------------------------------
[LOGO]  o   Sales of any amount.                                 o     Obtain a current prospectus for the fund into which you
                                                                       are exchanging by calling your financial representative
                                                                       or Signature Services.

                                                                 o     You may only exchange Class R shares for other Class R
                                                                       shares or Money Market Fund Class A shares.

                                                                 o     Call your financial representative or Signature
                                                                       Services to request an exchange.

14 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days;

o     you are selling more than $100,000 worth of shares;

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

-------------------------------------------------------------------------------------------------------------------------------
Seller                                                           Requirements for written requests                       [LOGO]
-------------------------------------------------------------------------------------------------------------------------------
Owners of individual retirement accounts and certain other       o     Letter of instruction.
retirement accounts.
                                                                 o     On the letter, the signatures of all persons
                                                                       authorized to sign for the account, exactly as the
                                                                       account is registered.

                                                                 o     Medallion signature guarantee if applicable (see
                                                                       above).

                                                                 o     Corporate business/organization resolution if
                                                                       applicable.

                                                                 o     Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                                o     Letter of instruction signed by executor.

                                                                 o     Copy of order appointing executor, certified within
                                                                       the past 12 months.

                                                                 o     Medallion signature guarantee if applicable (see
                                                                       above).

                                                                 o     Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

--------------------------------------------------------------------------------

                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The NAV for each fund is calculated based on the NAVs of the underlying funds in which it invests. Each underlying fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available, or are considered by the Adviser to be unreliable, an underlying fund will use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by an underlying fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its NAV. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods, the underlying funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The underlying funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds and underlying funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests The funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the funds may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange Class R shares for Class R shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R shares.

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order, even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the effi-cient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' NAVs at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account-holder level or the underlying shareholder level.

16 YOUR ACCOUNT

Exchange limitation policies The funds' board of trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of the funds' underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under "Valuation of shares" entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

                                                                 YOUR ACCOUNT 17

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance;

o     after any changes of name or address of the registered owner(s);

o     in all other circumstances, every quarter.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

The transfer agent maintains an account for each financial services firm and records all account transactions. Retirement Plan Accounts will be sent confirmation statements showing the details of your transactions as they occur.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. The funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in the SAI and on the funds' Web site at www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one-month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

18 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the funds and the underlying funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the funds and the underlying funds (other than Strategic Income
Fund) have the power to change these funds' respective investment goals without shareholder approval.

The trustees of U.S. Global Leaders Growth Fund have the power to change the focus of the fund's policy of normally investing at least 80% of its assets in "U.S. Global Leaders" without shareholder approval. U.S. Global Leaders Growth Fund will provide written notice to shareholders at least 60 days prior to a change in this policy.

Management fees The funds do not pay management fees directly. Each fund, as a shareholder in the underlying John Hancock Funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. The management fees paid to the investment adviser by the underlying funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
Classic Value                                                             0.80%*
--------------------------------------------------------------------------------
Strategic Income                                                          0.36%
--------------------------------------------------------------------------------
U.S. Global Leaders Growth                                                0.71%*

*     After expense reimbursement.

A discussion regarding the basis for the board of trustees approving each fund's investment advisory agreement is available in each fund's annual report to shareholders dated December 31, 2005.

                                                        ------------
                                                        Shareholders
                                                        ------------
                                         --------------------------------------------
                                                 Financial services firms and
                                                     their representatives

                                             Advise current and prospective share-
                    Distribution and       holders on their fund investments, often
                  shareholder services   in the context of an overall financial plan.
                                         --------------------------------------------

               -------------------------------------------   -------------------------------------------------
                          Principal distributor                               Transfer agent

                         John Hancock Funds, LLC                   John Hancock Signature Services, Inc.

                Markets the funds and distributes shares      Handles shareholder services, including record-
               through selling brokers, financial planners   keeping and statements, distribution of dividends
                  and other financial representatives.           and processing of buy and sell requests.
               -------------------------------------------   -------------------------------------------------

--------------------------------   -------------------------------   -----------------------------------------
           Subadvisers                                                             Custodian

Pzena Investment Management, LLC         Investment adviser                  The Bank of New York
      120 West 45th Street                                                      One Wall Street
       New York, NY 10036            John Hancock Advisers, LLC               New York, NY 10286                Asset
                                         601 Congress Street                                                 management
 Sovereign Asset Management LLC         Boston, MA 02210-2805        Holds the funds' assets, settles all
      101 Huntington Avenue                                          portfolio trades and collects most of
        Boston, MA 02199           Manages the funds' business and      the valuation data required for
                                       investment activities.            calculating each fund's NAV.
 Sustainable Growth Advisers, LP
        3 Stamford Plaza           -------------------------------   -----------------------------------------
  301 Tresser Blvd., Suite 1310
       Stamford, CT 06901
                                                    ------------------------------
 Provide portfolio management to                               Trustees
    certain underlying funds.                       Oversee the funds' activities.
--------------------------------                    ------------------------------

                                                                 FUND DETAILS 19

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

Subadvisers to the underlying funds Pzena Investment Management, LLC ("PIM") subadvises Classic Value Fund and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, managing principal, chief executive officer and co-chief investment officer. PIM provides investment advisory services to individual and institutional investors and, as of March 31, 2006, had total assets under management of approximately $19.75 billion.

Sovereign Asset Management LLC ("Sovereign") subadvises Strategic Income Fund. Sovereign was founded in 1979 and provides investment advisory services to individual and institutional investors. Sovereign is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of March 31, 2006, had total assets under management of approximately $25 billion.

Sustainable Growth Advisers, LP ("SGA") subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George Fraise, Gordon Marchand and Robert L. Rohn each own 24% of SGA. Total assets under management by SGA principals as of March 31, 2006 were approximately $2.8 billion.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT A FUND-OF-FUNDS STRUCTURE

The funds invest in a combination of John Hancock mutual funds (the "underlying funds") on a fixed-percentage basis. The principal investment policies and risks of the various underlying funds are described in the section of this prospectus called "Underlying Funds".

Each fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the funds entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will pay operating expenses of both the fund and the underlying funds.

In addition, the underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions, as well as rebalancing of a fund's portfolio, may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from a fund's transactions, in shares of the underlying funds.

20 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the underlying funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund includes additional information about the underlying funds' portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Frederick L. Cavanaugh, Jr.
--------------------------------------------------------------------------------
Senior vice president, Sovereign Asset Management LLC
Joined subadviser in 2005
Senior vice president, John Hancock Advisers, LLC (1986-2005)
Began business career in 1975

Antonio DeSpirito III
--------------------------------------------------------------------------------
Principal and portfolio manager, Pzena Investment Management, LLC
Joined subadviser in 1996
Began business career in 1993

Barry H. Evans, CFA
--------------------------------------------------------------------------------
Senior vice president, chief fixed-income officer and chief operating officer,
   Sovereign Asset Management LLC
Joined subadviser in 2005
Senior vice president, chief fixed-income officer and chief operating officer,
   John Hancock Advisers, LLC (1986-2005)
Began business career in 1986

George P. Fraise
--------------------------------------------------------------------------------
Principal, Sustainable Growth Advisers, LP
Joined subadviser in 2003
Executive vice president, Yeager, Wood & Marshall, Inc. (2000-2003)
Began business career in 1987

John P. Goetz
--------------------------------------------------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005),
   Pzena Investment Management, LLC
Director of Research, Pzena Investment Management, LLC (1996-2005)
Joined subadviser in 1996
Began business career in 1979

John F. Iles
--------------------------------------------------------------------------------
Vice president, Sovereign Asset Management LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (1999-2005)
Began business career in 1984

Daniel S. Janis III
--------------------------------------------------------------------------------
Vice president, Sovereign Asset Management LLC
Joined subadviser in 2005
Vice president, John Hancock Advisers, LLC (1999-2005)
Began business career in 1984

Gordon M. Marchand, CFA, CIC
--------------------------------------------------------------------------------
Principal, Sustainable Growth Advisers, LP
Joined subadviser in 2003
Chief financial and operating officer, Yeager, Wood & Marshall, Inc. (1984-2003) Began business career in 1978

Richard S. Pzena
--------------------------------------------------------------------------------
Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment Management, LLC
Began business career in 1980

Robert L. Rohn
--------------------------------------------------------------------------------
Principal, Sustainable Growth Advisers, LP
Joined subadviser in 2003
Chairman and chief executive officer, W.P. Stewart, Inc. (1991-2003)
Began business career in 1983

                                                                FUND DETAILS  21

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Asset Allocation Growth + Value Portfolio

Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED                                       12-31-05(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $  10.00
--------------------------------------------------------------------------------
Net investment loss(2,3)                                             (0.02)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                       0.32
--------------------------------------------------------------------------------
Total from investment operations                                      0.30
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                           (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $  10.26
--------------------------------------------------------------------------------
Total return(4) (%)                                                   3.01(5,6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 --(10)
--------------------------------------------------------------------------------
Ratio of expenses to average net assets(7) (%)                        1.08(8)
--------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7,9) (%)             9.77(8)
--------------------------------------------------------------------------------
Ratio of net investment loss to average net assets (%)               (0.56)(8)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                   1
--------------------------------------------------------------------------------

(1)   Beginning of operations from 9-19-05 through 12-31-05.

(2)   Based on the average of the shares outstanding.

(3) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5)   Not annualized.

(6) Total return would have been lower had certain expenses not been reduced during the period shown.

(7) Does not include expenses of the underlying funds in which the Fund invests. The estimated annual expense ratio of the underlying funds was 0.87%.

(8)   Annualized.

(9) Does not take into consideration expense reductions during the period shown.

(10)  Less than $500,000.

22 FUND DETAILS

Asset Core Portfolio

Figures audited by PricewaterhouseCoopers LLP.

CLASS R SHARES PERIOD ENDED                                       12-31-05(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.00
--------------------------------------------------------------------------------
Net investment income(2,3)                                            0.07
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                       0.07
--------------------------------------------------------------------------------
Total from investment operations                                      0.14
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
From net investment income                                           (0.10)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $10.04
--------------------------------------------------------------------------------
Total return(4) (%)                                                   1.40(5,6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 --(10)
--------------------------------------------------------------------------------
Ratio of expenses to average net assets(7) (%)                        1.08(8)
--------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(7,9) (%)             5.56(8)
--------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)              2.32(8)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                                   1
--------------------------------------------------------------------------------

(1)   Beginning of operations from 9-19-05 through 12-31-05.

(2)   Based on the average of the shares outstanding.

(3) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5)   Not annualized.

(6) Total return would have been lower had certain expenses not been reduced during the period shown.

(7) Does not include expenses of the underlying funds in which the Fund invests. The estimated annual expense ratio of the underlying funds was 0.75%.

(8)   Annualized.

(9) Does not take into consideration expense reductions during the period shown.

(10)  Less than $500,000.

                                                                 FUND DETAILS 23

--------------------------------------------------------------------------------

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock asset allocation portfolios:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-597-1897
By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2006 JOHN HANCOCK FUNDS, LLC  AARPN 8/06

[JOHN HANCOCK(R) LOGO]

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com